Investments - Dun And Bradstreet (Details) - USD ($)		1 Months Ended
	Feb. 08, 2019	Apr. 30, 2019
Dun And Bradstreet Corporation | Dun And Bradstreet Corporation
Business Acquisition [Line Items]
Additional amount syndicated of Dun & Bradstreet Investment		$ 2,600,000
Ownership (as a percent)		24.30%
Dun And Bradstreet Corporation
Business Acquisition [Line Items]
Common equity financed from Consortium and Black Knight, Inc.	$ 2,100,000,000
Financed by preferred equity from preferred equity sources	1,100,000,000
Debt financing from various lenders	4,000,000,000.0
Dun And Bradstreet Corporation | Cannae | Commitment To Purchase Common Equity of Dun And Bradstreet
Business Acquisition [Line Items]
Commitment to purchase	$ 900,000,000.0
Percentage of outstanding common equity	24.50%
Syndication fee income	$ 9,100,000
Dun And Bradstreet Corporation | Cannae | Equity Commitment to Purchase, Retained And Funded
Business Acquisition [Line Items]
Commitment to purchase	$ 505,600,000